Cover	May 17, 2024
Entity Addresses [Line Items]
Document Type	S-3/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	FINGERMOTION, INC.
Entity Central Index Key	0001602409
Entity Tax Identification Number	46-4600326
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 Somerset Road
Entity Address, Address Line Two	Level 3
Entity Address, City or Town	Singapore
Entity Address, Postal Zip Code	238164
City Area Code	(347)
Local Phone Number	349-5339
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1055 West Georgia Street
Entity Address, Address Line Two	Suite 1500
Entity Address, Address Line Three	Vancouver
Entity Address, City or Town	British Columbia
Entity Address, Country	CA
Entity Address, Postal Zip Code	V6E 4N7
City Area Code	(604)
Local Phone Number	689-9111
Contact Personnel Name	Michael Shannon, Esq.